Property, Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment (Textual)
Building collateral for short-term bank loans	$ 3,100,000	$ 3,300,000
Depreciation expense	682,462	119,762
Capitalized depreciation in inventories	$ 568,017	$ 569,238